Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets:
Deferred revenue	$ 25,252	$ 30,659
Employee compensation and benefits	75,689	76,327
Intangible assets, computer software and intellectual property	18,705	11,805
Tax credits, net capital and operating loss carryforwards	142,718	153,062
Lease liabilities	71,204
Other	52,611	73,249
Total deferred tax assets	386,179	345,102
Valuation allowances	(69,455)	(85,533)
Total deferred tax assets, net	316,724	259,569
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(81,489)	(70,961)
Intangible assets, computer software and intellectual property	(114,772)	(104,926)
Lease assets	(69,215)
Other	(90,825)	(81,736)
Total deferred tax liabilities	(356,301)	(257,623)
Net deferred tax (liabilities) assets	$ (39,577)	$ 1,946